Cover	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	HOME BANCSHARES, INC.
Entity Incorporation, State or Country Code	AR
Entity File Number	001-41093
Entity Tax Identification Number	71-0682831
Entity Address, Address Line One	719 Harkrider
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Conway
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72032
City Area Code	501
Local Phone Number	339-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HOMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001331520
Amendment Flag	false